Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Jan. 28, 2016
Smith Group Large Cap Core Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	BSLNX
Smith Group Large Cap Core Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	BSLGX
Smith Group Small Cap Focused Growth Fund | Investor Class Shares
Prospectus:
Trading Symbol	SGSVX
Smith Group Small Cap Focused Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	SGSNX